Michael R. Rodriguez
Senior Vice President, Finance & Chief Financial Officer
201 Technology Dr. • Irvine • California • 92618
Main Line: 949.450.5400
Direct Line: 949.450.5422
Facsimile: 949.450.5309
Website: www.endocare.com
May 5, 2009
Via Edgar and Facsimile
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3030
100 F. Street, N.E.
Washington, DC 20549

Attention:	Mr. Brian Cascio Mr. Ruairi Regan

Re:	Endocare, Inc. Registration Statement on Form S-4 File No. 333-156921
Ladies and Gentlemen:
Reference is made to the Registration Statement on Form S-4 of Endocare, Inc. (the “Company”), originally filed with the Securities and Exchange Commission (the “Commission”) on January 23, 2009 (as amended to date, the “Registration Statement”), and to conversations with the staff of the Commission (the “Staff”) held on May 4, 2009 during which the Staff requested confirmation from the Company that, as of May 5, 2009, (i) the Company’s financial statements for the fiscal quarter ended March 31, 2009 are not available for inclusion in the Registration Statement, and (ii) the Company is not aware of any significant, unusual or negative trends or adjustments in the Company’s financial condition since the date of the latest balance sheet included in the Registration Statement that should be disclosed to the Company’s of Galil Medical Ltd’s (“Galil”) stockholders in the Registration Statement.
In response to the Staff’s request set forth above, the Company hereby confirms that, as of May 5, 2009, (i) the Company’s financial statements for the fiscal quarter ended March 31, 2009 are not available for inclusion in the Registration Statement, and (ii) the Company is not aware of any significant, unusual or negative trends or adjustments in the Company’s financial condition since the date of the latest balance sheet included in the Registration Statement that should be disclosed to the Company’s or Galil’s stockholders in the Registration Statement.
Furthermore, pursuant to the Staff’s request, attached hereto as Appendix A is a letter from Galil confirming the foregoing as it relates to Galil.

Please direct any comments or questions regarding this response letter to Michelle A. Hodges or David C. Lee, of Gibson, Dunn & Crutcher LLP, the Company’s outside counsel, whose contact information is indicated on the cover page of the Registration Statement.

Very truly yours,
/s/ Michael R. Rodriguez
Michael R. Rodriguez
Senior Vice President, Finance and Chief Financial Officer

cc:	Clint B. Davis, Endocare, Inc. Michelle A. Hodges, Gibson Dunn & Crutcher LLP David C. Lee, Gibson Dunn & Crutcher LLP Drew Bordages, Gibson Dunn & Crutcher LLP

Appendix A
May 5, 2009
Via Edgar and Facsimile
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3030
100 F. Street, N.E.
Washington, DC 20549

Attention:	Mr. Brian Cascio Mr. Ruairi Regan

Re:	Endocare, Inc. Registration Statement on Form S-4 File No. 333-156921
Ladies and Gentlemen:
Reference is made to the Registration Statement on Form S-4 of Endocare, Inc. (“Endocare”), originally filed with the Securities and Exchange Commission (the “Commission”) on January 23, 2009 (as amended to date, the “Registration Statement”), and to the request by the staff of the Commission (the “Staff”) that Galil Medical Ltd. (the “Company”) confirm that, as of May 5, 2009, (i) the Company’s financial statements for the fiscal quarter ended March 31, 2009 are not available for inclusion in the Registration Statement, and (ii) the Company is not aware of any significant, unusual or negative trends or adjustments in the Company’s financial condition since the date of the latest balance sheet included in the Registration Statement that should be disclosed to the Company’s or Endocare’s shareholders in the Registration Statement.
In response to the Staff’s request set forth above, the Company hereby confirms that, as of May 5, 2009, (i) the Company’s financial statements for the fiscal quarter ended March 31, 2009 are not available for inclusion in the Registration Statement, and (ii) the Company is not aware of any significant, unusual or negative trends or adjustments in the Company’s financial condition since the date of the latest balance sheet included in the Registration Statement that should be disclosed to the Company’s or Endocare’s shareholders in the Registration Statement.

Please direct any comments or questions regarding this letter to Steven G. Tepper of Arnold & Porter LLP, the Company’s outside counsel, via facsimile at (212) 715-1399 or via telephone at (212) 715-1140

Very truly yours, /s/ Martin J. Emerson Martin J. Emerson President and Chief Executive Officer

cc:	Michael R. Rodriguez, Endocare, Inc. Clint B. Davis, Endocare, Inc. Michelle A. Hodges, Gibson Dunn & Crutcher LLP Steven G. Tepper, Arnold & Porter LLP

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